Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity (Deficit) [Abstract]
Stockholders' Equity (Deficit)
6.	Stockholders' Equity (Deficit)

Series A Convertible Preferred Stock

In December 2015, we issued and sold to Ionis an aggregate of 28,884,540 shares of Series A convertible preferred stock for a total purchase price of $100.0 million plus the grant of the rights and licenses we received under the development, commercialization and license agreement with Ionis. The $100.0 million of proceeds we received was recorded in Series A convertible preferred stock on our consolidated balance sheet. We had 28,884,540 shares of Series A convertible preferred stock authorized, issued and outstanding as of December 31, 2016, of which all was held by Ionis.

Conversion

Shares of our Series A convertible preferred stock were convertible 1:1 into common stock, subject to certain adjustments for reorganizations, reclassifications, stock splits, stock dividends and dilutive issuances. All shares of Series A convertible preferred stock automatically converted into common stock upon completion of the IPO in July 2017. As of December 31, 2017, we had no shares of Series A convertible preferred stock issued or outstanding. Our IPO is discussed in Note 9, Initial Public Offering.

Preferred Stock

In July 2017, our board of directors approved an amendment and restatement of our certificate of incorporation to, among other things, change the authorized shares of our preferred stock to 10,000,000 shares with a par value of $0.001, all of which are undesignated.  Our board of directors may establish the rights, preference and privileges of the preferred stock from time to time. The amended and restated certificate of incorporation was approved by our stockholders and became effective upon the completion of our IPO and the filing of the amended and restated certificate of incorporation with the State of Delaware in July 2017. As of December 31, 2017, there were no shares of Preferred Stock outstanding.

Common Stock

At December 31, 2017 and 2016, we had 100,000,000 shares of common stock authorized, of which 66,541,629 and none were issued and outstanding as of December 31, 2017 and 2016, respectively.

In May 2017, our board of directors approved an amendment to our certificate of incorporation to (1) effect a reverse stock split on outstanding shares of our common stock and preferred stock on a one-for-2.555 basis, (2) change the authorized shares of our preferred stock to 40,000,000 and (3) modify the threshold for automatic conversion of our preferred stock into shares of our common stock in connection with an IPO to eliminate the price per share threshold and only require that we raise at least $50.0 million in gross proceeds (collectively, the "Charter Amendment"). The par values of the common stock and preferred stock were not adjusted as a result of the reverse stock split. The amendment to our certificate of incorporation was approved by our stockholder and became effective upon the filing with the State of Delaware in June 2017. All issued and outstanding common stock and preferred stock and related share and per share amounts contained in these consolidated financial statements have been retroactively adjusted to reflect the reverse stock split for all periods presented.

Stock Plans

2015 Equity Incentive Plan

In December 2015, our board of directors and stockholder adopted and approved our 2015 Equity Incentive Plan, or the 2015 Plan. In May 2017 and June 2017, our board of directors and stockholder, respectively, approved an amendment to our 2015 Equity Incentive Plan in order to, among other things, increase the number of shares of common stock reserved for issuance thereunder to 8,500,000 shares of common stock in conjunction with the IPO.

As of December 31, 2017, the aggregate number of shares of common stock that may be issued pursuant to stock awards under the 2015 Plan was 8,500,000 shares, not including an additional 5,000,000 shares approved by the Board of Directors in December 2017, subject to shareholder approval. The 2015 Plan also provides for the grant of nonstatutory stock options, or NSOs, incentive stock options, or ISOs, stock appreciation rights, restricted stock awards and restricted stock unit awards. At December 31, 2017, a total of 7,905,110 options were outstanding, of which 2,964,262 were exercisable, 33,820 restricted stock unit awards were outstanding, and 561,070 shares were available for future grant under the 2015 Plan.

2017 Employee Stock Purchase Plan

In May 2017 and June 2017, our board of directors and stockholder, respectively, approved our 2017 Employee Stock Purchase Plan, or 2017 ESPP, which became effective upon the completion of our IPO, and the reservation for issuance thereunder of 500,000 shares of common stock. In addition, the number of shares of common stock that may be issued under the ESPP will automatically increase commencing on January 1, 2018 and ending on (and including) January 1, 2027 in an amount equal to the lesser of (i) 1% of the total number of shares of Common Stock outstanding on December 31st of the preceding calendar year, and (ii) 500,000 shares of Common Stock. During the year ended December 31, 2017, no shares were issued under our 2017 ESPP. At December 31, 2017, accrued liabilities included $175,000 of ESPP contributions related to our first enrollment period for which the related shares were issued on January 2, 2018.

Stock Option Activity

The following table summarizes the stock option activity for the year ended December 31, 2017 (in thousands, except per share and contractual life data) for the 2015 Plan:

	Number of Shares	Weighted Average Exercise Price per Share	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2016	5,064	$6.48	9.11	—
Granted	2,890	$15.14
Cancelled/forfeited/expired	(49)	$7.70
Outstanding at December 31, 2017	7,905	$9.64	8.51	$63,971
Exercisable at December 31, 2017	2,964	$6.48	7.84	$32,251

 The weighted-average estimated fair value of options granted were $10.40, $4.13 and $4.01 for the years ended December 31, 2017, 2016 and 2015, respectively. For the year ended December 31, 2017, no stock options were exercised. As of December 31, 2017, total unrecognized estimated non-cash stock-based compensation expense related to non-vested stock options was $27.9 million. We will adjust total unrecognized compensation cost for future forfeitures. We expect to recognize the cost of non-cash stock-based compensation expense related to non-vested stock options over a weighted average amortization period of 1.31 years.

The following table summarizes the stock option activity for the year ended December 31, 2017 (in thousands, except per share and contractual life data) for options granted to our employees under the Ionis 2011 Equity Incentive:

	Number of Shares	Weighted Average Exercise Price per Share	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2016	801	$54.92	5.72	2,203
Granted	628	$45.76
Cancelled/forfeited/expired	(1,429)	$50.90
Outstanding at December 31, 2017	—	$—	—	$—
Exercisable at December 31, 2017	—	$—	—	$—

The weighted average grant-date fair value of options to purchase Ionis common stock granted to Akcea employees were $24.23, $23.02 and $27.99 for the years ended December 31, 2017, 2016 and 2015, respectively.

Stock-based Compensation Expense and Valuation Information

The following table summarizes stock-based compensation expense for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	Years Ended December 31,
	2017	2016	2015
Research and development expenses	$8,630	$4,576	$827
General and administrative expenses	8,909	5,573	5,669
Total	$17,539	$10,149	$6,496

Determining Fair Value

Valuation. We measure stock-based compensation expense for equity-classified awards related to stock options and stock purchase rights under the ESPP at the grant date, based on the estimated fair value of the award and we recognize the expense over the employee's requisite service period.

We use the Black-Scholes model to estimate the fair value of stock options granted and stock purchase rights under our ESPP. The expected term of stock options granted represents the period of time that we expect them to be outstanding. We estimate the expected term of options granted based on actual and projected exercise patterns. We recognize compensation expense for stock options granted and stock purchase rights under the ESPP using the accelerated multiple-option approach. Under the accelerated multiple-option approach (also known as the graded-vesting method), an entity recognizes compensation expense over the requisite service period for each separately vesting tranche of the award as though the award were in substance multiple awards, which results in the expense being front-loaded over the vesting period.

In valuing our options, we made a number of assumptions, including the risk-free interest rate, expected dividend yield, expected volatility, expected term, rate of forfeitures and fair value of common stock. We considered the following factors in applying these assumptions:

Risk-Free Interest Rate. We determine the risk-free interest rate assumption based on the yields of U.S. Treasury securities with maturities that correspond to the term of the award.

Expected Dividend Yield. We assume a dividend yield of zero as we have not paid dividends in the past and do not expect to pay dividends on our common stock for the foreseeable future.

Expected Volatility. We do not have sufficient history to estimate the volatility of our common stock. We calculate expected volatility based on reported data from selected publicly traded peer companies for which historical information is available. We plan to continue to use a peer group to calculate our volatility until the historical volatility of our common stock is sufficient to measure expected volatility for future option grants.

Expected Term. The expected term estimates represent the period of time that we expect the options to be outstanding. As we do not have historical information, we use the simplified method for estimating the expected term. Under the simplified method we calculate the expected term as the average time-to-vesting and the contractual life of the options. As we gain additional historical information, we will transition to calculating our expected term based on our exercise patterns.

Rate of Forfeiture. We estimate forfeitures based on Ionis' historical rates of forfeiture as we do not have similar historical information for ourselves. We and Ionis are engaged in similar businesses and we believe this is a good estimate of expected forfeitures. As we gain additional historical information, we will transition to using our historical forfeiture rate.

Fair Value of Common Stock. Prior to our IPO our board of directors estimated the fair value of our common stock considering, among other things, contemporaneous valuations of our common stock prepared by an unrelated third-party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants 2013 Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. Subsequent to the IPO, we use the market closing price for our common stock on the date of grant as reported on Nasdaq to determine the fair value of our common stock on the date of grant.

For the years ended December 31, 2017, 2016 and 2015, we used the following weighted-average assumptions in our Black-Scholes calculations for stock option grants under our 2015 Equity Incentive Plan:

Employee Stock Options:

	Years Ended December 31,
	2017	2016	2015
Risk-free interest rate	1.9%	1.6%	2.0%
Dividend yield	0.0%	0.0%	0.0%
Volatility	79.5%	71.4%	67.9%
Expected life	6.06 years	6.08 years	6.08 years

Board of Director Stock Options:

	Years Ended December 31,
	2017	2016
Risk-free interest rate	1.9%	2.0%
Dividend yield	0.0%	0.0%
Volatility	79.4%	79.6%
Expected life	6.25 years	6.08 years

In valuing options for Ionis common stock, Ionis made a number of assumptions, including the risk-free interest rate, expected dividend yield, expected volatility, expected term, rate of forfeiture and fair value of common stock. Ionis considered the following factors in applying these assumptions:

Risk-Free Interest Rate. Ionis bases the risk-free interest rate assumption on the yields of U.S. Treasury securities with maturities that correspond to the term of the award.

Expected Dividend Yield. Ionis bases the dividend yield assumption on its history and expectation of dividend payouts. Ionis has not paid dividends in the past and it does not expect to pay dividends for the foreseeable future.

Expected Volatility. Ionis uses an average of the historical stock price volatility of Ionis' stock. It computed the historical stock volatility based on the expected term of the awards.

Expected Term. The expected term of stock options Ionis has granted represents the period of time that it expects them to be outstanding. Ionis estimated the expected term of options Ionis has granted based on actual and projected exercise patterns.

Rate of Forfeiture. Ionis estimates forfeitures at the time of grant and revises, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Ionis estimates forfeitures based on historical experience. Ionis' historical forfeiture estimates have not been materially different from its actual forfeitures.

Fair Value of Common Stock. Ionis uses the market closing price for its common stock on the date of grant as reported on Nasdaq to determine the fair value of Ionis' common stock on the date of grant.

For the years ended December 31, 2017, 2016 and 2015, Ionis used the following weighted-average assumptions in its Black-Scholes calculations for stock option grants under the Ionis 2011 Equity Incentive Plan:

Employee Stock Options:

	Years Ended December 31,
	2017	2016	2015
Risk-free interest rate	1.9%	1.5%	1.5%
Dividend yield	0.0%	0.0%	0.0%
Volatility	65.8%	59.4%	54.1%
Expected life	4.5 years	4.5 years	4.5 years

Restricted Stock Units:

In October 2017, we issued 33,820 RSUs to certain employees. The expense recognized for these awards is based on the grant date fair value of our common stock multiplied by the number of units granted. We recognized $75,000 of related expense during the year ended December 31, 2017 related to RSUs. We did not incur stock-based compensation expense for the years ended December 31, 2016 and 2015 related to RSUs.

The following table presents a summary of our RSU activity and related information (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested restricted stock units at December 31, 2016	—	$—
Granted	34	23.04
Vested	—	—
Forfeited	—	—
Unvested restricted stock units at December 31, 2017	34	$23.04

The weighted-average grant date fair values of RSUs granted during the year ended December 31, 2017 was $23.04 per share. There were no awards of RSUs during the years ended December 31, 2016 and 2015. No RSUs vested during the year ended December 31, 2017. As of December 31, 2017, total unrecognized estimated non-cash stock-based compensation expense related to unvested RSUs was $0.6 million. We expect to recognize the cost of non-cash stock-based compensation expense related to the unvested RSUs over a remaining weighted-average period of approximately 2.3 years.

In addition to granting RSUs, we issued cash awards to certain employees, which will vest annually over four years starting on the employee’s hire date, provided that the employee continues to remain employed through each vesting date. The target payment amount totals $1.0 million of which we recognized expense of $124,000 during the year ended December 31, 2017.